OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

9. OTHER CURRENT LIABILITIES

The Company's other current liabilities are summarized below:

	At December 31, 2014	At June 30, 2015
Payable for purchase of property, plant and equipment	$71,285	$54,382
Other payables	55,339	58,805
	$126,624	$113,187